Restructuring Costs	12 Months Ended
Dec. 31, 2015
Restructuring Charges [Abstract]
Restructuring Costs
Restructuring costs

Our accounting for employee separations is dependent upon how the particular program is designed. For voluntary programs, eligible separation costs are recognized at the time of employee acceptance unless the acceptance requires explicit approval by the Company. For involuntary programs, eligible costs are recognized when management has approved the program, the affected employees have been properly notified and the costs are estimable.

Restructuring costs for 2015, 2014 and 2013 were $898 million, $432 million and $200 million, respectively. The 2015 restructuring costs included $641 million of employee separation costs, $127 million of long-lived asset impairments and $82 million of defined benefit retirement plan curtailment losses and were recognized in Other operating (income) expense. In addition, in 2015 we incurred costs related to our restructuring programs of $48 million. These costs were primarily for accelerated depreciation and inventory write-downs and were recognized primarily in Cost of goods sold. The 2014 restructuring costs included $382 million of employee separation costs, $48 million of long-lived asset impairments and $2 million of defined benefit retirement plan curtailment losses. The 2013 restructuring costs included $151 million of employee separation costs, $41 million of long-lived asset impairments and $8 million of other costs. Restructuring costs for 2014 and 2013 were recognized in Other operating (income) expense.

The restructuring costs in 2015 were primarily related to several restructuring programs across the company. The restructuring costs in 2014 were primarily related to a reduction in workforce at our Gosselies, Belgium, facility. The most significant charges in 2013 were for the restructuring of management and support functions and the closure or downsizing of several facilities related to our mining business.

Restructuring costs are a reconciling item between Segment profit and Consolidated profit before taxes. See Note 23 for more information.

The following table summarizes the 2014 and 2015 employee separation activity:

(Millions of dollars)	Total
Liability balance at December 31, 2013	$89
Increase in liability (separation charges)	382
Reduction in liability (payments)	(289)
Liability balance at December 31, 2014	$182
Increase in liability (separation charges)	641
Reduction in liability (payments)	(340)
Liability balance at December 31, 2015	$483

In December 2013, we announced a restructuring plan for our Gosselies, Belgium, facility. This restructuring plan was designed to improve the competitiveness of our European manufacturing footprint and achieve competitiveness in our European operations by refocusing our current Gosselies operations on final machine assembly, test and paint with limited component and fabrication operations. This action includes reshaping our supply base for more efficient sourcing, improving factory efficiencies and workforce reductions and was approved by the Belgian Minister of Employment in February 2014. In 2014, we recognized $273 million of these separation-related charges. In 2015, we recognized $24 million of employee separation costs relating to this restructuring plan. We do not expect any further costs associated with this program.

In September 2015, we announced significant restructuring and cost reduction actions to lower our operating costs in response to current economic and business conditions. As part of that announcement, we offered a voluntary retirement enhancement program to qualifying U.S. employees, various voluntary separation programs outside of the U.S. and implemented additional involuntary separation programs throughout the company. We have eliminated approximately 5,000 positions since then, with about 3,000 employees separated by December 31, 2015 and the other 2,100 employees electing to take the voluntary retirement enhancement program in the U.S. and leave the company January 1, 2016. We incurred $379 million of employee separation costs and $82 million of defined benefit retirement plan curtailment losses related to these programs. Substantially all of the employee separation costs related to this program are included in the liability balance above and will be paid in the first quarter of 2016. The remaining liability balance as of December 31, 2015 represents costs for other employee separation programs, most of which are expected to be paid in 2016.

The remaining restructuring costs incurred during 2015 were primarily related to closure and consolidation of numerous manufacturing facilities throughout the company.